Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
Segment Reporting

21.     Segment reporting

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. The Company’s chief operating decision maker reviews financial information prepared on a consolidated basis for the purposes of making resource allocation decisions and assessing the performance of the overall organization. Based on an evaluation of all facts and circumstances, the Company has determined that it functions as a single operating and reporting segment.

(a)    Geographical information

Years Ended December 31 (millions)	2020	2019	2018
Revenue by geographic area, based on delivery location
Philippines	$286.8	$283.5	$240.2
Germany	242.0	—	—
United States	207.7	242.5	165.5
Guatemala	151.7	118.4	71.7
Canada	138.7	16.0	14.9
El Salvador	111.0	91.4	101.1
Bulgaria	104.0	89.5	75.5
Ireland	92.3	94.1	107.5
Spain	81.5	—	—
India	46.4	42.4	28.1
Romania	43.5	38.7	29.5
Other	76.0	3.1	0.6
	$1,581.6	$1,019.6	$834.6

As at December 31 (millions)	2020	2019
Net long-lived assets by geographic area
Canada	$2,796.4	$509.6
Philippines	86.5	96.4
El Salvador	79.5	23.0
Ireland	44.0	51.9
Bulgaria	35.8	37.1
United States	24.1	13.4
Guatemala	21.9	46.9
Germany	21.6	—
India	19.1	17.8
Other	27.5	13.0
	$3,156.4	$809.1